Advantage Funds, Inc. (the "Registrant")

-Dynamic Total Return Fund (the "Fund")

(Class A, C, I and Y Shares)

Incorporated herein by reference is the supplement to the Registrant's Summary and Statutory prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 21, 2017 (SEC Accession No. 0000914775-17-000061).